Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 19.86		$ 22.38		$ 28.87
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.01
Expenses (in dollars per unit)	$ (1.54)		$ (1.64)		$ (2.00)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 3.34	[1]	$ (0.89)	[1]	$ (4.50)	[1]
Net Income (Loss) (in dollars per unit)	$ 1.81	[2]	$ (2.52)	[2]	$ (6.49)	[2]
Net asset value, period end (in dollars per unit)	$ 21.67		$ 19.86		$ 22.38
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(7.40%)		(7.50%)		(7.60%)
Expenses before Incentive Fees (in hundredths)	7.50%		7.60%		7.60%
Expenses after Incentive Fees (in hundredths)	7.50%		7.60%		7.60%
Net Income (Loss) (in hundredths)	8.90%		(11.50%)		(25.20%)
Total return before incentive fees (in hundredths)	9.10%		(11.30%)		(22.50%)
Total return after incentive fees (in hundredths)	9.10%		(11.30%)		(22.50%)

[1]	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
[2]	Based on change in net asset value per Unit.